Other assets and liabilities F.4.2. Movements in Non-Current Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Non-Current Provisions [Roll Forward]
Opening balance	$ 225
Closing balance	312
Non Current Provisions
Non-Current Provisions [Roll Forward]
Change in scope	36
Additions	72
Used (Payments)	(22)
Reversals	(10)
Financial Update	10
Transfers	(1)
Transfer to/from held for sale	(10)
Exchange rate movements	11
Legal Provision
Non-Current Provisions [Roll Forward]
Opening balance	6
Change in scope	0
Additions	12
Used (Payments)	0
Reversals	(1)
Financial Update	0
Transfers	0
Transfer to/from held for sale	0
Exchange rate movements	(1)
Closing balance	16
Asset retirement obligations
Non-Current Provisions [Roll Forward]
Opening balance	159
Change in scope	8
Additions	49
Used (Payments)	(14)
Reversals	(5)
Financial Update	10
Transfers	0
Transfer to/from held for sale	(10)
Exchange rate movements	4
Closing balance	201
Benefit obligations
Non-Current Provisions [Roll Forward]
Opening balance	59
Change in scope	16
Additions	11
Used (Payments)	(8)
Reversals	(4)
Financial Update	0
Transfers	0
Transfer to/from held for sale	0
Exchange rate movements	7
Closing balance	81
Other
Non-Current Provisions [Roll Forward]
Opening balance	2
Change in scope	12
Additions	0
Used (Payments)	0
Reversals	0
Financial Update	0
Transfers	0
Transfer to/from held for sale	0
Exchange rate movements	0
Closing balance	$ 14